Earnings per Unit (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Calculation of earnings (loss) per unit
Net income attributable to partners	$ 6,592									$ 121	$ 6,592
Less: General partner's 0.1% interest in net income	7										(7)
Limited partner's interest in net income	$ 6,585									$ 121	$ 6,585
Weighted average limited partner units outstanding:
Common units	16,395									17,519
Subordinated units	5,361									5,361
Total	21,756									22,880	21,756
Basic and diluted EPU	$ 0.30	$ 0.19	$ (1.13)	$ (0.01)	$ 0.94	$ 0.30				$ 0.01	$ 0.30